Shareholder Fees - FidelitySeriesInternationalCreditFund-PRO	Mar. 01, 2024 USD ($)
FidelitySeriesInternationalCreditFund-PRO | Fidelity Series International Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none